Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
During 2024, we granted stock options to certain service providers who were not named executive officers. Stock options approved by our Board of Directors or our Compensation Committee may be granted during their regularly scheduled meetings, but our Compensation Committee has also delegated authority to our Chief Executive Officer to grant equity awards to any employee who (i) has a corporate rank of Senior Vice President or below and (ii) is not a Section 16 officer or an executive direct report of our Chief Executive Officer. We do not take material non-public information into account in determining the timing and terms of stock options, and the delegation of authority to our Chief Executive Officer requires that any award he grants will become effective on the 10th business day of the month in which he approves the award (or, if the 10th business day of that month has passed, on the 10th business day of the immediately following month). We have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation. We did not grant stock options to our named executive officers in 2024, and we have never granted stock appreciation rights to any service providers.

Award Timing Method
During 2024, we granted stock options to certain service providers who were not named executive officers. Stock options approved by our Board of Directors or our Compensation Committee may be granted during their regularly scheduled meetings, but our Compensation Committee has also delegated authority to our Chief Executive Officer to grant equity awards to any employee who (i) has a corporate rank of Senior Vice President or below and (ii) is not a Section 16 officer or an executive direct report of our Chief Executive Officer. We do not take material non-public information into account in determining the timing and terms of stock options, and the delegation of authority to our Chief Executive Officer requires that any award he grants will become effective on the 10th business day of the month in which he approves the award (or, if the 10th business day of that month has passed, on the 10th business day of the immediately following month). We have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation. We did not grant stock options to our named executive officers in 2024, and we have never granted stock appreciation rights to any service providers.

Award Timing Predetermined	true
MNPI Disclosure Timed for Compensation Value	false